Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas

The summary of the Company’s total revenue by geographic areas for the six months ended September 30, 2025 and 2024 was as follows

	For the Six Months Ended September 30,
	2025	2024
Japan domestic market	$40,954,040	$39,405,153
Hong Kong market	145,355,973	39,635,197
The United States market	3,448,274	11,706,214
Other overseas markets	663,098	7,256,901
Total revenue	$190,421,385	$98,003,465

Schedule of Total Revenue by Product Categories

The summary of the Company’s total revenue by product categories for the six months ended September 30, 2025 and 2024 was as follows:

	For the Six Months Ended September 30,
	2025	2024
Beauty products	$76,183,810	$30,703,408
Health products	645,328	3,446,773
Sundry products	11,618,001	6,509,109
Luxury products	35,962,176	10,150,068
Electronic products	53,498,263	35,128,484
Collectible cards and trendy toys	5,307,491	-
Other products and services (1)	7,206,316	12,065,623
Total revenue	$190,421,385	$98,003,465

(1)	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.

Schedule of Total Revenue by Distribution Channels

The summary of the Company’s total revenue by distribution channels for the six months ended September 30, 2025 and 2024 was as follows:

	For the Six Months Ended September 30,
	2025	2024
Directly-operated physical stores	$10,212,857	$6,942,549
Online stores and services	4,124,582	4,117,979
Franchise stores and wholesale customers	176,083,946	86,942,937
Total revenue	$190,421,385	$98,003,465

Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended September 30, 2025				For the Six Months Ended September 30, 2024				March 31, 2025
	Year-end spot rate		Average rate		Year-end spot rate		Average rate		Year-end spot rate		Average rate
US$ against YEN	¥1=US$	0.00676	¥1=US$	0.00685	¥1=US$	0.00698	¥1=US$	0.00656	¥1=US$	0.00666	¥1=US$	0.00657
US$ against HK$	HK$1=US$	0.12852	HK$1=US$	0.12801	HK$1=US$	0.12871	HK$1=US$	0.12807	HK$1=US$	0.12856	HK$1=US$	0.12833
US$ against RMB	RMB1=US$	0.14047	RMB1=US$	0.13899	RMB1=US$	0.14250	RMB1=US$	0.13885	RMB1=US$	0.13769	RMB1=US$	0.13858
US$ against MYR	MYR1=US$	0.23776	MYR1=US$	0.23447	MYR1=US$	0.24266	MYR1=US$	0.21780	MYR1=US$	0.22540	MYR1=US$	0.22226
US$ against CAD	CAD1=US$	0.71803	CAD1=US$	0.72421	CAD1=US$	0.74014	CAD1=US$	0.73202	CAD1=US$	0.70018	CAD1=US$	0.71899
US$ against AUD	AUD1=US$	0.66140	AUD 1=US$	0.65427		-		-		-		-
US$ against VND	VND1=US$	0.00004	VND1=US$	0.00004		-		-		-		-